Financial Instruments - Disclosure of Net Effect of Expired Contracts Did Not Meet Hedging Criteria for Accounting Purposes (Detail) - Derivative financial instruments did not meet hedging criteria [member] - Market value gain on financial instruments [member] - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cross-currency swaps [member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	$ (293)	$ (186)	$ (104)
Embedded Derivative [Member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	$ 4		$ 1